Share Capital (Details) - Schedule of Ordinary Shares - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of ordinary shares [Abstract]
Balance at beginning	227,798,346	227,246,596	178,279,566
Balance at beginning	$ 88,436,263	$ 88,361,303	$ 62,426,991
Issue at $0.12 under ESOP Plan (2021-11-05)		333,000
Issue at $0.12 under ESOP Plan (2021-11-05)		$ 39,960
Issue at $0.16 in lieu of payment for services (2021-12-17)		218,750
Issue at $0.16 in lieu of payment for services (2021-12-17)		$ 35,000
Exercise of representative warrants (2020-07-02)			5,720
Exercise of representative warrants (2020-07-02)
Issue at US$0.47 pursuant to ADS public offering (2020-07-24)			42,666,720
Issue at US$0.47 pursuant to ADS public offering (2020-07-24)			$ 28,165,836
Issue at $0.50 on exercise of ESOP unlisted options (2020-07-24)			100,000
Issue at $0.50 on exercise of ESOP unlisted options (2020-07-24)			$ 50,000
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-27)			3,008,000
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-27)			$ 1,051,626
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-29)			40,000
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-29)			$ 13,959
Transfer from reserves on exercise of ESOP unlisted options (2020-07-24)
Transfer from reserves on exercise of ESOP unlisted options (2020-07-24)			$ 15,700
Transfer from reserves on exercise of NASDAQ Warrants (2020-07-27, 2020-07-29)
Transfer from reserves on exercise of NASDAQ Warrants (2020-07-27, 2020-07-29)			$ 1,012
Issue at A$0.08 in lieu of cash for services rendered (2020-11-13)			2,737,500
Issue at A$0.08 in lieu of cash for services rendered (2020-11-13)			$ 219,000
Transfer from reserves on cashless exercise of ESOP unlisted options (2021-02-09)			409,090
Transfer from reserves on cashless exercise of ESOP unlisted options (2021-02-09)			$ 197,010
Less: Transaction costs arising on share issues
Less: Transaction costs arising on share issues			$ (3,779,831)
Balance at ending	227,798,346	227,798,346	227,246,596
Balance at ending	$ 88,436,263	$ 88,436,263	$ 88,361,303